SUBSIDIARIES (Details) - Subsidiary		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Number of wholly owned subsidiaries		9
Taptica Inc
Disclosure of subsidiaries [line items]
Name of company		Taptica Inc
Principal location of the Company’s activity		USA
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%	100.00%
YuMe Inc
Disclosure of subsidiaries [line items]
Name of company	[1]	YuMe Inc
Principal location of the Company’s activity	[1]	USA
The Group’s ownership interest in the subsidiary for the year ended December 31	[1]	100.00%	100.00%
Perk.com Canada Inc
Disclosure of subsidiaries [line items]
Name of company		Perk.com Canada Inc
Principal location of the Company’s activity		Canada
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%	100.00%
R1Demand LLC
Disclosure of subsidiaries [line items]
Name of company		R1 Demand LLC
Principal location of the Company’s activity		USA
The Group’s ownership interest in the subsidiary for the year ended December 31			100.00%
Nexxen Group LLC
Disclosure of subsidiaries [line items]
Name of company		Nexxen Group LLC
Principal location of the Company’s activity		USA
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%	100.00%
Nexxen Group US Holdings Inc.
Disclosure of subsidiaries [line items]
Name of company	[1]	Nexxen Group US Holdings Inc.
Principal location of the Company’s activity	[1]	USA
The Group’s ownership interest in the subsidiary for the year ended December 31	[1]	100.00%	100.00%
Nexxen Holdings Ltd
Disclosure of subsidiaries [line items]
Name of company	[1]	Nexxen Holdings Ltd
Principal location of the Company’s activity	[1]	UK
The Group’s ownership interest in the subsidiary for the year ended December 31	[1]	100.00%	100.00%
Nexxen Group Ltd
Disclosure of subsidiaries [line items]
Name of company		Nexxen Group Ltd
Principal location of the Company’s activity		UK
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%	100.00%
Nexxen Media Pte Ltd
Disclosure of subsidiaries [line items]
Name of company		Nexxen Media Pte Ltd
Principal location of the Company’s activity		Singapore
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%	100.00%
Nexxen Pty Ltd
Disclosure of subsidiaries [line items]
Name of company	[1]	Nexxen Pty Ltd
Principal location of the Company’s activity	[1]	Australia
The Group’s ownership interest in the subsidiary for the year ended December 31	[1]	100.00%	100.00%
Nexxen Media Japan K.K.
Disclosure of subsidiaries [line items]
Name of company		Nexxen Media Japan K.K.
Principal location of the Company’s activity		Japan
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%	100.00%
Nexxen Video Distribution Sdn Bhd
Disclosure of subsidiaries [line items]
Name of company		Nexxen Video Distribution Sdn Bhd
Principal location of the Company’s activity		Malaysia
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%	100.00%
Nexxen CTRL GmbH
Disclosure of subsidiaries [line items]
Name of company		Nexxen CTRL GmbH
Principal location of the Company’s activity		Germany
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%	100.00%
Nexxen Inc.
Disclosure of subsidiaries [line items]
Name of company		Nexxen Inc.
Principal location of the Company’s activity		USA
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%	100.00%
Amobee International Inc
Disclosure of subsidiaries [line items]
Name of company		Amobee International Inc
Principal location of the Company’s activity		USA
The Group’s ownership interest in the subsidiary for the year ended December 31			100.00%
Amobee Ltd
Disclosure of subsidiaries [line items]
Name of company		Amobee Ltd
Principal location of the Company’s activity		Israel
The Group’s ownership interest in the subsidiary for the year ended December 31		100.00%	100.00%

[1]	Under these companies, there are eleven (11) wholly owned subsidiaries that are inactive, liquidated or in liquidation process.